SUBSEQUENT EVENTS (Details) - Feb. 28, 2021 $ in Millions, ¥ in Billions	JPY (¥)	USD ($)
Subsequent event | Japan Green Infrastructure Fund [Member]
SUBSEQUENT EVENTS
Disposal Group, Including Discontinued Operation, Consideration	¥ 22	$ 208